T. Rowe Price Global Technology Fund, Inc.
T. Rowe Price Global Technology Fund Investor Class I Class SUMMARY
Investment Objective
The fund seeks to provide long-term capital growth.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price Global Technology Fund, Inc. - USD ($)	Investor Class		I Class
Maximum account fee	$ 20	[1]
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price Global Technology Fund, Inc.	Investor Class	I Class
Management fees	0.74%	0.74%
Distribution and service (12b-1) fees
Other expenses	0.16%	0.03%
Total annual fund operating expenses	0.90%	0.77%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price Global Technology Fund, Inc. - USD ($)	1 year	3 years	5 years	10 years
Investor Class	92	287	498	1,108
I Class	79	246	428	954

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 170.8% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in the common stocks of companies we expect to generate a majority of their revenues from the development, advancement, and use of technology. The fund’s primary emphasis is on the common stocks of what the adviser considers to be leading technology companies around the world. We normally seek to invest in at least 5 countries and allocate approximately 25% of the fund’s assets in stocks of companies outside the U.S, including companies in emerging markets. However, the amount of the fund’s assets invested in foreign securities will vary depending on the portfolio manager’s view of opportunities overseas versus those in the U.S. Some of the industries and companies likely to be represented in the fund’s portfolio include:
  communications - voice, data, and wireless;
  Internet infrastructure - hardware, software, and networking equipment;
  semiconductors - components and equipment;
  computer - hardware and software;
  e-commerce (companies doing business through the Internet) and data processing services; and
  media and entertainment.
The Internet and the widespread availability of communications services continue to break down regional boundaries. Therefore, we will seek to invest across a broad range of global enterprises.

Stock selection is based on intensive fundamental research that assesses companies’ business prospects, the valuations of their stocks, and their prospects for share price appreciation. The fund’s investments can range from small companies offering new technologies, including privately held companies and newly public companies, to large firms with established track records. Investments may also include companies positioned to benefit from advances in technology even if they are not direct technology providers. The fund may at times maintain a relatively concentrated portfolio, particularly when the fund’s top holdings outperform the remainder of the portfolio.

In pursuing its investment objective, the fund has the discretion to deviate from its normal investment criteria. These situations might arise when the fund’s adviser believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risks The investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the fund fail to produce the intended results, the fund could underperform in comparison to other funds with similar objectives and investment strategies.

Risks of U.S. stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the U.S. stock market, such as when the U.S. financial markets decline, or because of factors that affect a particular company or industry.

Industry risks A fund that focuses its investments in specific industries or sectors is more susceptible to developments affecting those industries and sectors than a more broadly diversified fund. Because the fund invests significantly in technology companies, the fund may perform poorly during a downturn in those industries. Technology companies can be adversely affected by, among other things, intense competition, earnings disappointments, and rapid obsolescence of products and services due to technological innovations or changing consumer preferences.

Market capitalization risks Because the fund may invest in companies of any size, its share price could be more volatile than a fund that invests only in large companies. Small and medium-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. Larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and they may be less capable of responding quickly to competitive challenges and industry changes.

Private placement/IPO risks Any investments in the stocks of privately held companies and newly public companies involve greater risks than investments in stocks of companies that have traded publicly on an exchange for extended time periods. There is significantly less information available about these companies’ business models, quality of management, earnings growth potential, and other criteria that are normally considered when evaluating the investment prospects of a company. Private placements and other restricted securities held by the fund are generally considered to be illiquid and are difficult to value since there are no market prices and less overall financial information available. The adviser evaluates a variety of factors when assigning a value to these holdings, but the determination involves some degree of subjectivity and the fund’s value may differ from the value assigned by other mutual funds holding the same security.

International investing risks Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. International securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, international investments are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S.

Emerging markets risks The risks of foreign investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and less efficient trading markets.

Portfolio turnover risks The fund may actively and frequently trade its portfolio securities or other instruments to carry out its investment strategies. High portfolio turnover may adversely affect the fund’s performance and increase transaction costs, which could increase the fund’s expenses. High portfolio turnover may also result in the distribution of higher capital gains when compared to a fund with less active trading policies, which could have an adverse tax impact if the fund’s shares are held in a taxable account.
Performance
The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.
Global Technology Fund Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/09	30.42%	Worst Quarter	12/31/08	-24.87%

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account. After-tax returns are shown only for the Investor Class and will differ for other share classes.
Average Annual Total Returns Periods ended December 31, 2016
Average Annual Total Returns - T. Rowe Price Global Technology Fund, Inc.	1 Year	5 Years	10 Years	Inception date
Investor Class	6.64%	21.71%	13.94%	Sep. 29, 2000
Investor Class | Returns after taxes on distributions	3.23%	16.84%	11.54%	Sep. 29, 2000
Investor Class | Returns after taxes on distributions and sale of fund shares	4.34%	15.46%	10.56%	Sep. 29, 2000
I Class				Nov. 29, 2016
MSCI All Country World Index Information Technology (reflects no deduction for fees, expenses, or taxes)	12.71%	14.74%	7.90%

Updated performance information is available through troweprice.com.